BASIS OF PRESENTATION (Details) (USD $)	Sep. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
BASIS OF PRESENTATION [Abstract]
Deficit accumulated during the development stage	$ 113,902,629	$ 105,805,775	$ 98,732,460
Number of patents issued	32	32